Financial Information of L-3 Communications and Its Subsidiaries (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net cash from operating activities from continuing operations	$ 1,231	$ 1,270	$ 1,147
Investing activities:
Business acquisitions, net of cash acquired	(20)	(756)	(86)
Other investing activities	(179)	(188)	(176)
Net cash used in investing activities from continuing operations	(199)	(944)	(262)
Financing activities:
Proceeds from sale of senior notes	1,143	797	996
Repayment of borrowings under term loan facility			(650)
Redemption of senior subordinated notes	(1,150)	(800)	(750)
Redemption of CODES	(11)
Redemption of senior subordinated notes and CODES	(1,161)
Common stock repurchased	(958)	(834)	(505)
Dividends paid on L-3 Holdings' common stock	(188)	(184)	(165)
Other financing activities	45	104	70
Net cash used in financing activities from continuing operations	(1,119)	(917)	(1,004)
Effect of foreign currency exchange rate changes on cash	(4)	(7)	19
Net increase in cash and cash equivalents of discontinued operations	248	189	249
Net (decrease) increase in cash	157	(409)	149
Cash and cash equivalents, beginning of the year	607	1,016	867
Cash and cash equivalents, end of the year	764	607	1,016
L-3 Holdings (Parent) [Member]
Operating activities:
Net cash from operating activities from continuing operations	1,157	1,018	670
Investing activities:
Investments in L-3 Communications	(55)	(116)	(87)
Net cash used in investing activities from continuing operations	(55)	(116)	(87)
Financing activities:
Redemption of CODES	(11)
Common stock repurchased	(958)	(834)	(505)
Dividends paid on L-3 Holdings' common stock	(188)	(184)	(165)
Other financing activities	55	116	87
Net cash used in financing activities from continuing operations	(1,102)	(902)	(583)
L-3 Communications [Member]
Operating activities:
Net cash from operating activities from continuing operations	476	302	150
Investing activities:
Business acquisitions, net of cash acquired	(20)	(756)	(86)
Other investing activities	(84)	(89)	(66)
Net cash used in investing activities from continuing operations	(104)	(845)	(152)
Financing activities:
Proceeds from sale of senior notes	1,143	797	996
Repayment of borrowings under term loan facility			(650)
Redemption of senior subordinated notes	(1,150)	(800)	(750)
Dividends paid to L-3 Holdings	(1,157)	(1,018)	(670)
Investments from L-3 Holdings	55	116	87
Other financing activities	882	751	821
Net cash used in financing activities from continuing operations	(227)	(154)	(166)
Net increase in cash and cash equivalents of discontinued operations	248	189	249
Net (decrease) increase in cash	393	(508)	81
Cash and cash equivalents, beginning of the year	251	759	678
Cash and cash equivalents, end of the year	644	251	759
Guarantor Subsidiaries [Member]
Operating activities:
Net cash from operating activities from continuing operations	792	761	819
Investing activities:
Other investing activities	(75)	(91)	(96)
Net cash used in investing activities from continuing operations	(75)	(91)	(96)
Financing activities:
Other financing activities	(717)	(671)	(724)
Net cash used in financing activities from continuing operations	(717)	(671)	(724)
Net (decrease) increase in cash		(1)	(1)
Cash and cash equivalents, beginning of the year		1	2
Cash and cash equivalents, end of the year			1
Non-Guarantor Subsidiaries [Member]
Operating activities:
Net cash from operating activities from continuing operations	220	230	244
Investing activities:
Other investing activities	(20)	(8)	(14)
Net cash used in investing activities from continuing operations	(20)	(8)	(14)
Financing activities:
Other financing activities	(447)	(112)	(114)
Net cash used in financing activities from continuing operations	(447)	(112)	(114)
Effect of foreign currency exchange rate changes on cash	(4)	(7)	19
Net (decrease) increase in cash	(251)	103	135
Cash and cash equivalents, beginning of the year	473	370	235
Cash and cash equivalents, end of the year	222	473	370
Eliminations [Member]
Operating activities:
Net cash from operating activities from continuing operations	(1,414)	(1,041)	(736)
Investing activities:
Investments in L-3 Communications	55	116	87
Net cash used in investing activities from continuing operations	55	116	87
Financing activities:
Dividends paid to L-3 Holdings	1,157	1,018	670
Investments from L-3 Holdings	(55)	(116)	(87)
Other financing activities	272	20
Net cash used in financing activities from continuing operations	1,374	922	583
Net (decrease) increase in cash	15	(3)	(66)
Cash and cash equivalents, beginning of the year	(117)	(114)	(48)
Cash and cash equivalents, end of the year	$ (102)	$ (117)	$ (114)